Summary of Significant Accounting Policies (Principles of Consolidation) (Details)	Mar. 31, 2013	Dec. 31, 2012
PGS Consultoria e Serviços Ltda.
Principles of Consolidation [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Minimum
Principles of Consolidation [Line Items]
Equity method investment, ownership percentage		20.00%
Maximum
Principles of Consolidation [Line Items]
Equity method investment, ownership percentage		50.00%
Franchised units
Principles of Consolidation [Line Items]
Number of restaurants		162